Financial instruments and risk management (Details 5) R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$) R$ / $	Dec. 31, 2023 USD ($) R$ / $	Dec. 31, 2022 BRL (R$) R$ / $	Dec. 31, 2022 USD ($) R$ / $
IfrsStatementLineItems [Line Items]
Deposits	R$ 2,555,937		R$ 2,659,770
Total Assets	16,726,194		16,970,285
Loans and financing	9,322,035
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash, cash equivalents and financial investments	460,799		274,186
Trade receivables	129,977		215,113
Deposits	1,982,399		2,068,593
Derivative assets	810		29,256
Total Assets	2,573,985		2,587,148
Loans and financing	(9,677,769)		(10,797,091)
Leases	(9,198,932)		(10,940,049)
Suppliers	(327,464)		(461,134)
Provisions	(2,388,709)		(2,601,195)
Derivative liabilities	(5,010,509)
Total Liabilities	(26,603,383)		(24,799,469)
Exchange rate exposure liabilities	(24,029,398)		(22,212,321)
Future obligations resulting from firm aircraft orders	(18,827,647)		(20,574,804)
Commitments Not Recorded Statements Of Financial Position	(18,827,647)		(20,574,804)
Total exchange rate exposure - US$	R$ (42,857,045)	$ (8,852,384)	R$ (42,787,125)	$ (8,200,380)
Exchange rate (R$/US$) | R$ / $	4.8413	4.8413	5.2177	5.2177